LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
2022	$ 975
2023	928
2024	813
2025	115
2026 and thereafter	138
Total lease payments	2,969
Less: imputed interest	300
Present value of lease liabilities	2,669
Leasehold [Member]
Statement Line Items [Line Items]
2022	782
2023	788
2024	755
2025	115
2026 and thereafter	138
Total lease payments	2,578
Less: imputed interest	292
Present value of lease liabilities	2,286
Motor vehicles [Member]
Statement Line Items [Line Items]
2022	193
2023	140
2024	58
2025	0
2026 and thereafter	0
Total lease payments	391
Less: imputed interest	8
Present value of lease liabilities	$ 383